United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: 11/30/15

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2015

Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2014 through November 30, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2015, was -2.80%, -3.59%, -3.55%, -3.26% and -2.51% for the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares, respectively. The total return of the Fund's Blended Index1,2 was -3.02%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)3 was -4.13% for the same period. The Fund's Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Barclays Global Aggregate Index. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The U.S. economy continued to expand at approximately a 2.5% annualized pace during the reporting period, similar to the prior five years. However, the engine of growth shifted more heavily to the consumer, where spending was buoyed by continued job gains, rising home and auto sales, declining gasoline prices and emerging signs of wage growth after years of stagnation. Partially offsetting strength in consumer spending was a significant slowdown in manufacturing, which was hurt by a stronger dollar (making U.S. exports more costly to foreign buyers), weak growth overseas, a severe retrenchment in the domestic fracking industry due to collapsing energy prices, and bloated inventories.
Equities
Equity markets experienced significant volatility during the reporting period. Uncertainty surrounding the Federal Reserve (the “Fed”) policy, the impact of plummeting oil prices and a surging dollar, fears over a potential Greek exit from the eurozone, slowing growth in China and geopolitical fears resulted in a tumultuous year for global equity markets.
The U.S. equity market held up relatively well, with the MSCI USA Index4 up 2.73%. Over the course of the reporting period, this index had 17 daily moves of +/- 3%. In addition, the CBOE Volatility Index® (VIX®)5 experienced a spike of more than 200% during the Chinese growth scare in August 2015. Within the U.S., small-caps generally outperformed large-caps, with the Russell 2000® Index6 up 3.51%. Within the large-cap space, as measured by the S&P 500 Index,7 there was a sharp divergence of returns
Annual Shareholder Report

among sectors. Consumer Discretionary led the way, up 14.36%, while Energy and Materials returned -12.05% and -5.04% respectively. More dividend-sensitive sectors also underperformed, with Telecom and Utilities also negative for the reporting period.
International developed markets8 were mixed, but ultimately lower for the year. For the reporting period, the MSCI EAFE Index9 returned -2.94%. Despite weak economic growth, the Japanese equity market, as measured by the MSCI Japan Index,10 was particularly strong, returning 7.65%. The MSCI Europe Index11 had a return of -4.57% for the reporting period, with Denmark, Belgium and Ireland preforming best, and Greece, Spain and Norway performing worst. The Canadian market, as measured by the MSCI Canada Index,10 was also under pressure, returning -20.02%, as the country was negatively affected by falling energy and material prices.
Emerging markets12 were quite weak. The MSCI Emerging Markets Index13 returned -16.99% for the year. Every country in the MSCI Emerging Markets Index, except for Hungary, finished the reporting period with a negative return. China, as measured by the MSCI China Index, returned -5.53% for the reporting period, and this included a sharp rally into late April, followed by a nearly 30% decline, as the government employed a wide array of stimulus measures in an attempt to avoid a hard landing. Brazil, as measured by the MSCI Brazil Index,10 was under even more pressure, returning -45.10%. Brazil was negatively impacted by plummeting energy and material prices, political discord and high inflation.
On the currency front, the U.S. Dollar, as measured by the U.S. Dollar Index,14 continued to rise, gaining 18.04% against the euro, 4.48% against the pound sterling and 3.98% against the yen.
Fixed Income15
During the reporting period, interest rates were volatile but ultimately little changed in longer maturities, with the yield on the benchmark 10-year Treasury note rising slightly to 2.21% from 2.17%. Interest rates rose more in shorter maturities, as the market anticipated that the Fed would begin hiking the overnight federal funds rate in response to tightening labor market conditions and signs of growing wage pressure that could nudge inflation closer to the Fed's 2% target. Two-year Treasury yields increased from 0.47% to 0.93% during the reporting period.
Treasuries and securitized sectors of the bond market (in particular, residential and commercial mortgage-backed securities) significantly outperformed the pure credit sectors (high-yield,16 emerging markets, and investment-grade corporates). In addition, lower-rated bonds significantly underperformed higher-rated bonds, and longer-maturity bonds underperformed shorter-maturity bonds, even accounting for the difference in duration. The credit sectors struggled for several reasons. First, commodity prices fell almost 40% during the reporting period. That adversely impacted the Energy, Metals and
Annual Shareholder Report

Mining sectors within the domestic high-yield and investment-grade corporate market, as well as emerging market issuers that are large exporters of oil, copper, iron ore and other commodities. The second reason was a burst of supply, as companies issued bonds ahead of the perceived start of the Fed's rate hiking cycle. Because dealer balance sheets have contracted, and a large number of investors were already overweight the credit sectors, spreads were forced to widen to entice buyers. The third reason for the weakness in credit was the correction in stock prices and jump in stock market volatility. The last reason the credit sectors struggled was nervousness over the start of Fed interest rate hikes. Corporate bonds typically correct around the start of Fed tightening cycles, but what made this episode particularly painful was that a substantial segment of the investing public believed that with international growth weak, the dollar strengthening and equity markets struggling, a Fed interest rate hike might constitute a policy error.
Fund Performance
Amongst the Fund's core strategies, the International Stock Selection Strategy was the most significant contributor to performance, driven by successful stock selection in Japan, the UK and Canada. The International Fixed Income Strategy also added to performance, driven primarily by currency calls. Finally, the domestic, bottom-up Best Ideas Strategy helped Fund performance as well, aided by stock selection in Consumer Discretionary, Industrials and Consumer Staples.
On the other side of the ledger, the Domestic Industry Group Strategy was the most significant detractor from Fund performance, driven by an underweight to Software and Services, an overweight and stock selection in Diversified Financials and an overweight in Transportation. The Domestic Fixed Income Strategy also underperformed, primarily due to sector calls.
Among the Fund's tactical allocation strategies, the Global Currency Strategy was the most significant contributor to Fund performance. A short position in the euro and both long and short allocations in the Swiss franc were the most beneficial. The Global Country Fixed Income Strategy also helped Fund performance, with long and short allocations to the German bund being particularly successful.
The Global Country Equity Strategy was a net drag on Fund performance over the reporting period. In particular, allocation decisions in France, Italy and Sweden hurt. The Fund's other tactical allocation strategies were also net detractors, most negatively impacted by allocation decisions in the Russell 2000 and S&P 500.
Annual Shareholder Report

1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	The Fund's broad-based security market indexes are the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, which had total returns of 2.75% and 0.97%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
4	The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance. The index is unmanaged, and it is not possible to invest directly in an index.
5	The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
8	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards.
9	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 906 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
10	The MSCI country indexes are designed to measure the performance of the large- and mid-cap segments of the respective country's market. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
11	The MSCI Europe Index captures large- and mid-cap representation across 15 developed markets countries in Europe. The index is unmanaged, and it is not possible to invest directly in an index.
12	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
13	The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
14	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged, and it is not possible to invest directly in an index.
15	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
16	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Allocation Fund from November 30, 2005 to November 30, 2015, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Barclays Global Aggregate Index (BGA) (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),3 the Barclays U.S. Aggregate Bond Index (BAB)4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2015
■	Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-8.15%	5.45%	4.70%
Class B Shares	-8.41%	5.47%	4.60%
Class C Shares	-4.43%	5.85%	4.47%
Class R Shares	-3.26%	6.20%	4.81%
Institutional Shares[6]	-2.51%	6.98%	5.38%
Blended Index	-3.02%	5.35%	4.94%
S&P 500	2.75%	14.40%	7.48%
BAB	0.97%	3.09%	4.65%
MWAFA	-4.13%	4.76%	4.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BGA is a measure of global investment grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
6	The Fund's Institutional Shares commenced operation on June 12, 2009. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	28.5%
International Equity Securities	25.8%
Corporate Debt Securities	13.5%
Foreign Debt Securities	9.7%
Mortgage-Backed Securities[3]	3.1%
Trade Finance Agreements	2.6%
U.S. Treasury and Agency Securities	1.2%
Collateralized Mortgage-Backed Obligations	1.1%
Floating Rate Loan	0.7%
Asset-Backed Securities	0.3%
Municipal Securities[4]	0.0%
Other Security Type[5]	6.0%
Derivative Contracts[6]	0.3%
Cash Equivalents[7]	1.7%
Other Assets and Liabilities—Net[8]	5.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds and purchased put options.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2015, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	23.0%
Consumer Discretionary	15.5%
Health Care	13.6%
Information Technology	12.4%
Industrials	12.2%
Utilities	5.5%
Energy	4.9%
Consumer Staples	4.8%
Telecommunication Services	4.6%
Materials	3.5%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2015
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—54.3%
		Consumer Discretionary—8.4%
800	[1]	Amazon.com, Inc.	$531,840
6,030	[1]	Apollo Education Group, Inc.	42,572
5,285		Aristocrat Leisure Ltd.	36,351
900	[1]	Asbury Automotive Group, Inc.	67,590
1,015		Bayerische Motoren Werke AG	110,753
4,094		Bloomin' Brands, Inc.	70,867
13,500		Bridgestone Corp.	480,994
1,625	[1]	Burlington Stores, Inc.	78,179
6,873	[1]	Caesars Entertainment Corp.	58,214
2,164		Caleres, Inc.	60,808
1,900		Carnival Corp.	96,007
10,300		Carter's, Inc.	888,169
35,100		Comcast Corp., Class A	2,136,186
4,532	[1]	Container Store Group, Inc.	46,544
5,471		Continental Ag	1,321,663
5,900	[1]	CROCs, Inc.	65,638
32,587		D. R. Horton, Inc.	1,052,886
26,700		Daihatsu Motor Co. Ltd.	346,912
3,866		Daimler AG	345,913
4,600		Dana Holding Corp.	75,624
15,200		Darden Restaurants, Inc.	853,784
4,369		Delphi Automotive PLC	383,948
6,000	[1]	Denny's Corp.	57,840
16,750		Dollarama, Inc.	1,120,053
1,100	[1]	Drew Industries, Inc.	66,473
297	[1]	Express, Inc.	4,972
990		Extended Stay America, Inc.	16,939
63,000		Ford Motor Co.	902,790
1,221	[1]	G-III Apparel Group Ltd.	56,007
1,626		Gannett Co., Inc.	27,772
890		Gildan Activewear, Inc.	27,611
3,200	[1]	Gray Television, Inc.	53,600
1,800		Harman International Industries, Inc.	185,688
1,971		Hilton Worldwide Holdings, Inc.	45,767
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,052		Home Depot, Inc.	$274,722
4,200		Husqvarna AB, Class B	27,358
200	[1]	IRobot Corp.	6,618
306,924		ITV PLC	1,252,719
50,600		Isuzu Motors Ltd.	569,888
700		Jack in the Box, Inc.	51,898
2,900		Johnson Controls, Inc.	133,400
208,015		Kingfisher PLC	1,107,171
4,329	[1]	La Quinta Holdings, Inc.	64,892
2,500		La-Z-Boy, Inc.	67,025
38,000		Li & Fung Ltd.	25,971
21,613	[1]	Liberty Media Corp., Class C	845,068
3,500		Lowe's Cos., Inc.	268,100
3,552		Luxottica Group S.p.A	237,282
56,400		MGM China Holdings Ltd.	74,443
4,200		Macy's, Inc.	164,136
23,706		Magna International, Inc.	1,078,215
1,041		Marriott Vacations Worldwide Corp.	63,324
6,100		McDonald's Corp.	696,376
29,448	[1]	Michael Kors Holdings Ltd.	1,266,853
11,754		Michelin, Class B	1,177,205
800	[1]	NVR, Inc.	1,345,984
5,300		New York Times Co., Class A	74,624
1,300		Nexstar Broadcasting Group, Inc., Class A	76,167
19,100		Nike, Inc., Class B	2,526,548
129,800		Nissan Motor Co. Ltd.	1,387,590
2,700		Nutri/System, Inc.	61,938
1,106	[1]	Ollie's Bargain Outlet Holdings, Inc.	19,532
6,300		Panasonic Corp.	71,600
648		Pandora A/S	76,717
3,175	[1]	Party City Holdco, Inc.	40,323
33,902		Persimmon PLC	977,795
700	[1]	Pinnacle Entertainment, Inc.	22,953
11,400		Polaris Industries, Inc.	1,201,902
2,332		ProSiebenSat.1 Media SE	122,437
16,509		Realestate.com.au Ltd.	597,557
3,359		Relx PLC	60,607
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
181,000		SJM Holdings Ltd.	$134,107
45,600		Sands China Ltd.	153,266
4,000		Sekisui Chemical Co. Ltd.	47,716
2,200	[1]	Select Comfort Corp.	51,964
2,855	[1]	ServiceMaster Global Holdings, Inc.	107,005
262,173	[1]	Sirius XM Holdings, Inc.	1,077,531
2,797		Six Flags Entertainment Corp.	145,164
9,682	[1]	Skechers USA, Inc., Class A	292,396
3,883	[1]	Smith & Wesson Holding Corp.	71,214
2,400		Sonic Corp.	69,744
7,289		Starbucks Corp.	447,472
900		Starwood Hotels & Resorts	64,656
500		Sturm Ruger & Co., Inc.	26,050
12,200		Suzuki Motor Corp.	375,479
5,292		TJX Cos., Inc.	373,615
14,445	[1]	Tegna, Inc.	408,071
5,000		Time Warner, Inc.	349,900
17,700		Toyota Motor Corp.	1,097,987
4,596		Travelport Worldwide Ltd.	61,173
1,300		V.F. Corp.	84,110
32,686		Vivendi SA	687,554
58		Volkswagen AG	8,654
61,200		WPP PLC	1,414,859
14,900		Walt Disney Co.	1,690,703
3,900		Whirlpool Corp.	633,828
3,300		Wynn Macau Ltd.	4,117
		TOTAL	39,712,227
		Consumer Staples—2.6%
400		Andersons, Inc.	13,788
3,100		Alimentation Couche-Tard, Inc., Class B	141,322
15,723		CVS Health Corp.	1,479,377
257		Cal-Maine Foods, Inc.	14,009
1,255		Calavo Growers, Inc.	71,008
800		Casey's General Stores, Inc.	93,016
2,349	[1]	Coca-Cola HBC AG	56,994
6,500		Colgate-Palmolive Co.	426,920
5,877		ConAgra Foods, Inc.	240,546
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
3,900		Dean Foods Co.	$73,164
2,115		Delhaize Group	211,759
200	[1]	Diamond Foods, Inc.	8,096
1,100		FamilyMart Co. Ltd.	49,103
700		Fresh Del Monte Produce, Inc.	30,597
6,600	[1]	Herbalife Ltd.	381,018
45,200		Japan Tobacco, Inc.	1,621,280
6,117		Kimberly-Clark Corp.	728,841
5,000		Kellogg Co.	343,850
60,269		Koninklijke Ahold NV	1,310,034
11,073		Metro, Inc.	318,894
5,000		Molson Coors Brewing Co., Class B	460,150
12,060		Nestle SA	893,666
5,133		Philip Morris International, Inc.	448,573
6,400		Procter & Gamble Co.	478,976
38,176		Sainsbury (J) PLC	145,927
1,000		Sanderson Farms, Inc.	74,810
21,200		Swedish Match AB	730,730
300	[1]	USANA, Inc.	40,182
100		WD 40 Co.	9,877
17,644		Walgreens Boots Alliance, Inc.	1,482,625
		TOTAL	12,379,132
		Energy—2.7%
3,717		Alon USA Energy, Inc.	65,382
272,890		BP PLC	1,583,375
14,500		Baker Hughes, Inc.	784,015
10,815		California Resources Corp.	44,342
14,000		Chevron Corp.	1,278,480
8,261		Columbia Pipeline Group, Inc.	158,363
760		Delek Group Ltd.	171,036
2,500		Delek US Holdings, Inc.	69,225
2,900		Devon Energy Corp.	133,429
23,770	[1]	EP Energy Corp.	134,538
37,440		Exxon Mobil Corp.	3,057,350
9,063		Frank's International N.V.	153,165
3,143		Green Plains, Inc.	74,458
5,052		Halliburton Co.	201,322
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
800		HollyFrontier Corp.	$38,464
101,000		Inpex Corp.	1,006,597
40,447		Kinder Morgan, Inc.	953,336
10,574		Marathon Petroleum Corp.	617,627
4,368		Nordic American Tanker Shipping Ltd.	64,646
538		OMV AG	15,349
1,828		Repsol YPF SA	23,734
10,093		Royal Dutch Shell PLC, Class B	251,122
1,800		Schlumberger Ltd.	138,870
21,102		Suncor Energy, Inc.	583,072
1,400		Teekay Tankers Ltd., Class A	9,856
400		Tesoro Petroleum Corp.	46,068
5,828		Total SA	289,125
7,685		Valero Energy Corp.	552,244
1,800		Western Refining, Inc.	81,468
		TOTAL	12,580,058
		Financials—12.5%
6,569		AGEAS	287,234
3,114		ARMOUR Residential REIT, Inc.	65,799
48,756		AXA SA	1,317,251
1,969		Alexander and Baldwin, Inc.	74,645
8,858		Allianz SE	1,568,695
8,100		Allstate Corp.	508,356
460		Altisource Residential Corp.	6,090
4,135		American Capital Mortgage Investment Corp.	61,984
4,000		Apollo Commercial Real Estate Finance, Inc.	70,200
199		Argo Group International Holdings Ltd.	12,642
4,099		BBCN Bancorp, Inc.	77,512
337,000		BOC Hong Kong (Holdings) Ltd.	1,038,741
233		Banco Bilbao Vizcaya Argentaria SA	1,932
2,800		Bancorpsouth, Inc.	75,320
12,705		Bank Hapoalim Ltd.	65,674
86,713	[1]	Bank Leumi Le-Israel	313,218
120,000		Bank of America Corp.	2,091,600
1,600		Bank of Montreal	92,385
5,915		Bank of Nova Scotia	269,695
96,000		Bank Of Yokohama Ltd.	565,528
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
143,165		Barclays PLC	$481,228
17,662	[1]	Berkshire Hathaway, Inc., Class B	2,368,298
900		Blackrock, Inc.	327,348
2,300		Boston Private Financial Holdings	27,830
6,468		Brookfield Asset Management, Inc., Class A	222,066
4,400		CNO Financial Group, Inc.	89,012
10,001		CNP Assurances	139,198
4,200		CVB Financial Corp.	77,700
8,744		CYS Investments, Inc.	66,280
14,100		Canadian Imperial Bank of Commerce	1,058,780
4,500		Capital One Financial Corp.	353,295
6,300		Capstead Mortgage Corp.	59,787
200		Cash America International, Inc.	6,750
2,500		Cathay Bancorp, Inc.	85,800
18,700		Chugoku Bank Ltd.	259,572
10,700		Citigroup, Inc.	578,763
31,188		Citizens Financial Group, Inc.	830,536
3,519		Colony Capital, Inc., Class A	71,999
51,637	[1]	Commerzbank AG	568,452
249,423		Corp Mapfre Sa	682,324
700	[1]	Credit Acceptance Corp.	140,294
5,603		Credit Agricole SA	67,527
12,400		Danske Bank	332,245
20,331		Delta Lloyd NV	146,201
2,505		Deutsche Wohnen AG	68,919
13,130	[1]	Direct Line Insurance Group PLC	81,434
7,100		Discover Financial Services	402,996
14,756		DnB ASA	194,127
21,400	[1]	E*Trade Financial Corp.	651,202
3,695		EverBank Financial Corp.	63,776
5,700		FNB Corp.	82,764
5,567	[1]	FNFV Group	62,295
1,200		First American Financial Corp.	47,328
3,900		First Midwest Bancorp, Inc.	76,206
5,066	[1]	Four Corners Property Trust, Inc.	100,307
157,000		Fukuoka Financial Group, Inc.	762,146
3,032		General Property Trust Group	10,155
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
28,084		Gjensidige Forsikring ASA	$453,157
1,400		Goldman Sachs Group, Inc.	266,028
2,362		Great Western Bancorp, Inc.	71,380
1,600		Great-West Lifeco, Inc.	43,479
2,194		Groupe Bruxelles Lambert SA	180,162
2,000	[1]	HFF, Inc.	68,740
274,146		HSBC Holdings PLC	2,184,546
34,000		Hang Seng Bank Ltd.	615,191
10,068		Hannover Rueck SE	1,178,287
7,100		Hartford Financial Services Group, Inc.	324,044
4,377		Hatteras Financial Corp.	61,628
1,800		Home Bancshares, Inc.	81,216
3,359		ICAP PLC	25,750
2,468		InfraREIT, Inc.	49,780
667		Intact Financial Corp.	44,462
23,614		Intesa Sanpaolo SpA	80,775
8,539		Invesco Ltd.	287,679
5,477		Invesco Mortgage Capital, Inc.	73,501
39,785		Investec PLC	338,549
33,000		Investor AB, Class B	1,256,573
7,178		Investors Bancorp, Inc., NEW	92,022
5,100	[1]	iStar Financial, Inc.	67,320
44,140		JPMorgan Chase & Co.	2,943,255
1,700		Janus Capital Group, Inc.	26,843
4,487	[1]	Julius Baer Group Ltd.	214,258
13,240		KBC Groupe	789,742
670		Kearny Financial Corp.	8,442
3,115		Kennedy-Wilson Holdings, Inc.	81,301
1,300		Kinnevik Investment AB	39,960
337		LegacyTexas Financial Group, Inc.	10,282
315,001		Legal & General Group PLC	1,287,104
80,642		LendLease Group	745,734
5,400		Lincoln National Corp.	296,946
53,500		Link REIT	326,975
8,700	[1]	MBIA, Inc.	57,159
8,700	[1]	MGIC Investment Corp.	82,998
17,300		MSCI, Inc., Class A	1,213,076
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
6,483		Macquarie Group Ltd.	$380,495
28,600		Manulife Financial Corp.	470,724
1,142	[1]	Marcus & Millichap Co., Inc.	37,469
4,000		Mitsubishi Estate Co. Ltd.	84,245
29,700		Morgan Stanley	1,018,710
19,863		NASDAQ, Inc.	1,164,369
1,258		NN Group NV	42,947
1,700		National Bank of Canada, Montreal	55,718
5,900		National Penn Bancshares, Inc.	73,691
4,560	[1]	Nationstar Mortgage Holdings, Inc.	62,107
9,006		Natixis	54,538
65,355		Navient Corp.	778,378
6,200		New Residential Investment Corp.	78,864
6,600		Nordea Bank AB	73,083
5,203		Northwest Bancshares, Inc.	72,530
297,664		Old Mutual PLC	936,971
800		Old National Bancorp.	11,800
2,000		Oversea-Chinese Banking Corp. Ltd.	12,288
4,300		PNC Financial Services Group	410,693
3,105		Partners Group Holding AG	1,120,719
1,749		Pennymac Mortgage Investment Trust	29,103
113,647		Platinum Asset Management Ltd.	665,292
15,300		Popular, Inc.	454,563
2,100		Potlatch Corp.	70,182
1,500		Primerica, Inc.	76,860
1,900		PrivateBancorp, Inc.	83,809
14,628		Prudential Corp. PLC	339,171
4,605		RSA Insurance Group PLC	30,491
5,200		Radian Group, Inc.	74,100
402		Raiffeisen Bank International AG	6,287
4,800		Redwood Trust, Inc.	66,144
600		Regions Financial Corp.	6,084
24,200		Royal Bank of Canada, Montreal	1,378,663
5,400		SEI Investments Co.	293,706
13,631		Sampo Oyj, Class A	674,426
22,763		Santander Consumer USA Holdings, Inc.	401,539
25,526		Schroders PLC	1,150,889
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
16,575		Scor Regroupe	$649,549
1,800		Skand Enskilda BKN, Class A	19,128
4,842		Societe Generale, Paris	230,757
3,400	[1]	St. Joe Co.	66,028
4,599		Sterling Bancorp	80,666
24,700		Sumitomo Mitsui Financial Group, Inc.	943,418
9,000		Sumitomo Mitsui Trust Holdings, Inc.	34,414
500		Sun Life Financial Services of Canada	16,489
40,500		Suntec Real Estate Investment	44,098
4,433	[1]	Svenska Handelsbanken AB - A Shares	59,626
1,518		Swiss Re AG	144,431
7,096	[1]	Synchrony Financial	225,866
807		Talmer Bancorp, Inc., Class A	14,744
23,700		The Bank of New York Mellon Corp.	1,039,008
153,148		Three I Group	1,158,147
4,200		Tokio Marine Holdings, Inc.	155,074
20,600		Toronto-Dominion Bank	841,307
1,200		Trustmark Corp.	30,300
14,431		UBS Group AG	276,470
11,283		United Mizrahi Bank Ltd.	133,400
700		Universal Insurance Holdings, Inc.	13,825
2,662		Virtu Financial, Inc., Class A	59,229
26,934		Voya Financial, Inc.	1,096,214
182	[1]	Walker & Dunlop, Inc.	5,376
48,400		Wells Fargo & Co.	2,666,840
1,549		WisdomTree Investments, Inc.	33,691
		TOTAL	58,957,528
		Health Care—7.4%
1,700	[1]	AMAG Pharmaceutical, Inc.	45,254
14,199		Amgen, Inc.	2,287,459
4,857		AbbVie, Inc.	282,435
8,886	[1]	Actelion Ltd.	1,245,939
4,200	[1]	Affymetrix, Inc.	39,774
31,810		Agilent Technologies, Inc.	1,330,294
600		Alfresa Holdings Corp.	11,906
2,082	[1]	Allergan PLC	653,519
1,700	[1]	Amedisys, Inc.	69,003
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
398	[1]	Anacor Pharmaceuticals, Inc.	$46,459
3,150		Anthem, Inc.	410,697
5,800	[1]	Bio Rad Laboratories, Inc., Class A	810,376
1,000	[1]	BioCryst Pharmaceuticals, Inc.	10,610
5,400		Bristol-Myers Squibb Co.	361,854
19,440		CSL Ltd.	1,404,306
1,500	[1]	Cambrex Corp.	80,445
2,850	[1]	Catalent, Inc.	79,372
2,570	[1]	Celgene Corp.	281,286
16,972		Cochlear Ltd.	1,160,097
600		Coloplast, Class B	48,640
1,700	[1]	Cynosure, Inc., Class A	71,502
2,000	[1]	Emergent Biosolutions, Inc.	75,340
2,767	[1]	FibroGen, Inc.	82,291
14,261		Fresenius SE & Co. KGaA	1,046,403
13,600		Gilead Sciences, Inc.	1,441,056
2,100	[1]	Haemonetics Corp.	67,704
4,200	[1]	Halozyme Therapeutics, Inc.	74,760
2,232	[1]	Halyard Health, Inc.	71,402
1,300	[1]	Heartware International, Inc.	62,218
1,395	[1]	INC Research Holdings, Inc., Class A	65,983
467	[1]	INSYS Therapeutics, Inc.	14,879
37,600		Johnson & Johnson	3,806,624
6,091	[1]	Juno Therapeutics, Inc.	343,471
21,200		Lilly (Eli) & Co.	1,739,248
1,248	[1]	Magellan Health, Inc.	65,707
1,576	[1]	Mallinckrodt PLC	107,026
2,000	[1]	MedAssets, Inc.	60,260
7,200		Medtronic PLC	542,448
44,000		Merck & Co., Inc.	2,332,440
300	[1]	Merit Medical Systems, Inc.	5,811
6,569	[1]	Merrimack Pharmaceuticals, Inc.	61,814
6,283	[1]	MiMedx Group, Inc.	56,296
2,100		Mitsubishi Tanabe Pharma Corp.	36,736
21,840	[1]	Mylan NV	1,120,392
17,895		Novo Nordisk A/S, Class B	983,759
1,500	[1]	Natus Medical, Inc.	73,170
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
6,681		Novartis AG - REG	$569,985
900	[1]	Omnicell, Inc.	27,144
20,500		Otsuka Holdings Co., Ltd.	680,161
1,583	[1]	PRA Health Sciences, Inc.	71,678
1,300	[1]	Parexel International Corp.	88,205
103,622		Pfizer, Inc.	3,395,693
2,300	[1]	PharMerica Corp.	78,246
1,270	[1]	Press Ganey Holdings, Inc.	41,008
25,760	[1]	Qiagen NV	681,094
4,700		Quality Systems, Inc.	76,375
9,412		Ramsay Health Care Ltd.	455,472
500	[1]	Regeneron Pharmaceuticals, Inc.	272,250
2,000	[1]	Repligen Corp.	56,860
10,003		Roche Holding AG-GENUSSCHEIN	2,674,257
5,272		Sanofi	468,356
1,400	[1]	Sucampo Pharmaceuticals, Inc.	24,010
3,673	[1]	Supernus Pharmaceuticals, Inc.	59,356
157	[1]	Surgical Care Affiliates, Inc.	5,836
6,189	[1]	Wright Medical Group NV	132,568
113	[1]	Zafgen, Inc.	1,911
		TOTAL	34,928,930
		Industrials—6.6%
2,800		AAR Corp.	68,768
2,900		Actuant Corp.	71,804
2,705		Adecco SA	184,730
5,100	[1]	AerCap Holdings NV	231,744
16,144		Alaska Air Group, Inc.	1,287,161
86,500		Amada Co.	852,466
1,089		Andritz AG	56,950
2,402		ArcBest Corp.	57,840
35,062		Ashtead Group PLC	576,725
180,100		BAE Systems PLC	1,400,998
2,478		Boeing Co.	360,425
19,887		Bouygues SA	747,849
140		Brenntag AG	7,648
300	[1]	Builders Firstsource, Inc.	4,038
39,674		Bunzl PLC	1,147,257
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
57,300		CSX Corp.	$1,629,039
12,398		Canadian National Railway, Co.	740,009
3,700		Central Japan Railway Co.	661,437
5,464		Cobham PLC	24,953
2,700	[1]	Continental Building Product, Inc.	49,248
6,550		DSV, De Sammensluttede Vognmad AS	254,327
53,000		Dai Nippon Printing Co. Ltd.	518,661
3,700		Danaher Corp.	356,643
26,700		Delta Air Lines, Inc.	1,240,482
30,766		Deutsche Post AG	899,380
3,600	[1]	DigitalGlobe, Inc.	60,840
46,185		Edenred	955,831
5,100		Expeditors International Washington, Inc.	247,554
24,000		Fuji Electric Co.	110,645
3,509		Geberit International AG	1,171,625
2,500		General Dynamics Corp.	366,150
8,800		General Electric Co.	263,472
8,086		Grupo Ferrovial, S.A.	191,133
5,900		Harsco Corp.	61,596
2,000	[1]	Hawaiian Holdings, Inc.	72,400
2,362		Hillenbrand, Inc.	71,545
619,000		Hutchison Port Holdings TR-U	333,774
6,100		Ingersoll-Rand PLC	357,887
1,457		Insperity, Inc.	62,884
2,669		Interface, Inc.	53,060
1,356	[1]	International Consolidated Airlines Group SA	11,545
50,400	[1]	Jet Blue Airways Corp.	1,246,896
2,905		Knoll, Inc.	64,723
174		Kone Corp. OYJ, Class B	7,410
2,000		Korn/Ferry International	73,600
5,555	[1]	MRC Global, Inc.	82,158
3,900	[1]	Mastec, Inc.	79,677
5,803	[1]	Meritor, Inc.	62,324
2,300		Miller Herman, Inc.	72,933
17,000		Mitsubishi Electric Corp.	188,443
2,295		Mueller Industries, Inc.	72,270
7,817		Mueller Water Products, Inc.	72,854
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,000		NWS Holdings Ltd.	$1,411
15,453		Nielsen Holdings PLC	721,346
20,300		Nsk Ltd.	255,698
13,219		Osram Licht AG	558,107
16,041		Randstad Holdings N.V.	1,002,169
20,968		Rexel SA	286,970
3,872	[1]	Rexnord Corp.	79,105
2,441		Sandvik AB	25,266
1,223		Schindler Holding AG	200,906
2,800		Securitas AB, Class B	42,702
11,900		Singapore Technologies Engineering Ltd.	24,094
350		SkyWest, Inc.	7,214
38,200		Southwest Airlines Co.	1,752,616
2,900		Stanley Black & Decker, Inc.	316,564
3,700		Steelcase, Inc., Class A	74,000
90,000		Sumitomo Heavy Industries	427,464
4,300	[1]	Swift Transportation Co.	68,671
75,764		TNT Express NV	616,783
2,304		The ADT Corp.	81,723
500		Toto Ltd.	17,281
3,170	[1]	TriMas Corp.	68,567
800	[1]	TrueBlue, Inc.	23,432
18,393		Union Pacific Corp.	1,544,092
25,819	[1]	United Continental Holdings, Inc.	1,438,893
5,200		United Parcel Service, Inc.	535,652
357	[1]	Univar, Inc.	6,762
2,450		Vestas Wind Systems A/S	159,579
18,002		West Japan Railway Co.	1,137,918
1,900		Yamato Holdings Co. Ltd.	36,360
4,200		Yangzijiang Shipbuilding Holdings Ltd.	3,264
		TOTAL	31,360,420
		Information Technology—6.7%
3,285	[1]	ACI Worldwide, Inc.	77,263
2,866		AVG Technologies NV	60,444
2,400	[1]	Advanced Energy Industries, Inc.	70,008
31,900	[1]	Advanced Micro Devices, Inc.	75,284
1,600	[1]	Alliance Data Systems Corp.	458,960
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
867	[1]	Alphabet, Inc., Class A	$661,391
10,000	[1]	Amkor Technology, Inc.	68,000
71,049		Apple, Inc.	8,405,097
6,200		Applied Materials, Inc.	116,374
5,466	[1]	Bankrate, Inc.	79,694
2,988	[1]	Benchmark Electronics, Inc.	64,123
1,834	[1]	Benefitfocus, Inc.	74,314
7,314		CDW Corp.	315,745
77,000		Cisco Systems, Inc.	2,098,250
43		Constellation Software, Inc.	18,455
2,200	[1]	Cornerstone OnDemand, Inc.	79,002
11,800		Corning, Inc.	221,014
18,700	[1]	Cypress Semiconductor Corp.	202,334
11,000		EMC Corp. Mass	278,740
1,700		EarthLink Network, Inc.	15,623
4,000	[1]	eBay, Inc.	118,360
4,911	[1]	Endurance International Group Holdings, Inc.	68,607
8,925		Ericsson LM - B	86,853
3,767		Evertec, Inc.	64,717
4,071	[1]	Facebook, Inc.	424,361
4,400	[1]	Fairchild Semiconductor International, Inc., Class A	85,976
5,900	[1]	Finisar Corp.	71,213
34,000	[1]	Freescale Semiconductor Ltd.	1,322,940
29,000		Fujitsu Ltd.	146,628
2,343	[1]	Gigamon, Inc.	63,472
226,000	[1]	GungHo Online Entertainment, Inc.	698,879
61,500	[1]	HP, Inc.	771,210
61,500		Hewlett Packard Enterprise Co.	913,890
35,400		Ibiden Co. Ltd.	555,475
3,878	[1]	Infoblox, Inc.	58,325
103,700		Intel Corp.	3,605,649
1,400		InterDigital, Inc.	73,766
5,362	[1]	InvenSense, Inc.	62,146
34,391	[1]	Keysight Technologies, Inc.	1,059,587
1,500		Lam Research Corp.	117,300
2,004	[1]	MA-COM Technology Solutions Holdings, Inc.	74,048
2,900		Mentor Graphics Corp.	54,317
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
6,000	[1]	Micron Technology, Inc.	$95,580
11,900		NVIDIA Corp.	377,468
900	[1]	Netgear, Inc.	39,699
4,500		Nexon Co., Ltd.	71,503
123,000		Nippon Electric Glass Co. Ltd.	682,945
25,674		Nokia Oyj	184,965
104,800	[1]	ON Semiconductor Corp.	1,148,608
12,000		Omron Corp.	441,558
4,000	[1]	PMC-Sierra, Inc.	47,320
4,000	[1]	PayPal Holdings, Inc.	141,040
5,300	[1]	Polycom, Inc.	72,239
2,500	[1]	Progress Software Corp.	59,975
5,200	[1]	Qlogic Corp.	67,080
2,300		Qualcomm, Inc.	112,217
1,600	[1]	Red Hat, Inc.	130,256
1,658	[1]	Rovi Corporation	19,581
1,605		STMicroelectronics N.V.	11,650
1,700	[1]	Salesforce.com, Inc.	135,473
1,630		Science Applications International Corp.	81,891
5,500		Skyworks Solutions, Inc.	456,610
3,666		TE Connectivity Ltd.	245,952
21,800		Teradyne, Inc.	453,004
14,300		Texas Instruments, Inc.	831,116
7,300	[1]	TiVo, Inc.	65,627
40,900	[1]	Trimble Navigation Ltd.	936,610
1,986	[1]	Universal Display Corp.	104,384
2,700	[1]	VMware, Inc., Class A	165,807
6,213	[1]	Vantiv, Inc.	327,487
1,700	[1]	Verint Systems, Inc.	79,645
6,500		Vishay Intertechnology, Inc.	77,480
2,786	[1]	Web.com Group, Inc.	67,449
1,600	[1]	WebMd Health Corp.	72,784
2,800		Western Digital Corp.	174,748
		TOTAL	31,917,585
		Materials—1.9%
100,344		ArcelorMittal	491,550
38,000		Asahi Kasei Corp.	260,142
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
2,930		Ashland, Inc.	$330,064
2,580	[1]	Berry Plastics Group, Inc.	93,809
1,500	[1]	Chemtura Corp.	46,080
4,885		Commercial Metals Corp.	72,249
2,458		EMS-Chemie Holdings Ag	1,000,998
3,100		Eagle Materials, Inc.	214,148
356	[1]	Flotek Industries, Inc.	4,066
368,155		Fortescue Metals Group Ltd.	519,456
21		Givaudan SA	37,846
2,000		Greif, Inc., Class A	70,940
3,400	[1]	Headwaters, Inc.	65,178
2,100		Hitachi Chemical Co.	35,010
2,429		James Hardie Industries PLC	28,789
91,500		Kuraray Co. Ltd.	1,165,748
6,216		LyondellBasell Industries NV, Class A	595,617
1,600		Martin Marietta Materials	251,840
1,500		Newmarket Corp.	619,725
11,200		Nitto Denko Corp.	755,667
13,000		Potash Corp. of Saskatchewan, Inc.	263,125
8,400		Sealed Air Corp.	381,024
4,000		Sherwin-Williams Co.	1,104,280
83		Sika AG	280,725
2,344	[1]	Summit Materials, Inc., Class A	53,373
6,116		UPM - Kymmene Oyj	116,522
868	[1]	US Concrete, Inc.	50,978
2,109		Voest-alpine Stahl	68,575
94		Yara International ASA	4,349
		TOTAL	8,981,873
		Telecommunication Services—2.5%
611	[1]	8x8, Inc.	7,210
1,900		BCE, Inc.	81,779
219,192		BT Group PLC	1,638,905
400		Cogent Communications Group	13,424
85,526		Deutsche Telekom AG	1,577,668
35,300	[1]	Globalstar, Inc.	76,954
555,095		HKT Trust and HKT Ltd.	696,356
238		Inteliquent, Inc.	4,572
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
24,500		KDDI Corp.	$609,141
66,200		NTT DOCOMO, Inc.	1,257,746
33,100		Nippon Telegraph and Telephone Corp.	1,230,131
11,736		Orange SA	202,657
22,300		SoftBank Group Corp.	1,185,250
357,300		StarHub Ltd.	918,471
3,051	[1]	T-Mobile USA, Inc.	108,310
73,690		Tele2 AB, Class B	749,793
11,000		TeliaSonera AB	53,958
269,246		Telstra Corp. Ltd.	1,046,001
10,100		Verizon Communications	459,045
1,300	[1]	Vonage Holdings Corp.	8,385
		TOTAL	11,925,756
		Utilities—3.0%
86,400		AES Corp.	863,136
3,422		Abengoa Yield PLC	49,551
200		American States Water Co.	8,366
1,600		Black Hills Corp.	68,672
6,394		CMS Energy Corp.	223,918
33,874		Electricite De France	504,280
37,542		Enagas SA	1,116,669
207,046		Enel S.p.A	912,174
60,131	[1]	Engie	1,046,250
28,800		Exelon Corp.	786,528
29,300		FirstEnergy Corp.	919,727
180,094		Iberdrola SA	1,259,239
1,200		Idacorp, Inc.	81,648
4,509		NRG Yield, Inc.	63,757
77,736		National Grid PLC	1,083,909
100		New Jersey Resources Corp.	3,005
1,606		ONE Gas, Inc.	78,292
14,500		Power Assets Holdings Ltd.	129,681
15,600		Public Service Enterprises Group, Inc.	609,960
2,098		Red Electrica de Espana	179,872
38,648		SSE PLC	834,699
1,500		Sempra Energy	148,845
81,848		Snam Rete Gas S.p.A	415,661
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	COMMON STOCKS—continued
	Utilities—continued
55,956	Suez Environnement SA	$1,059,372
168,152	Terna S.p.A	827,401
129,000	Tokyo Gas Co. Ltd.	616,718
1,300	WGL Holdings, Inc.	80,158
	TOTAL	13,971,488
	TOTAL COMMON STOCKS (IDENTIFIED COST $237,601,410)	256,714,997
	ASSET-BACKED SECURITIES—0.1%
150,000	American Express Credit Account Master Trust 2014-1, A, 0.567%, 12/15/2021	149,273
300,000	AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.260%, 11/08/2019	299,015
150,000	Navient Student Loan Trust 2014-1, A2, 0.531%, 03/27/2023	148,189
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $599,983)	596,477
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
200,000	Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	206,290
450,000	Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	450,485
50,000	WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	53,434
400,000	WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	409,969
100,000	WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	102,560
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,254,942)	1,222,738
	CORPORATE BONDS—5.3%
	Basic Industry - Chemicals—0.2%
$300,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	291,910
50,000	RPM International, Inc., 6.500%, 02/15/2018	54,221
285,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	268,969
15,000	RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,591
250,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	239,763
	TOTAL	871,454
	Basic Industry - Metals & Mining—0.1%
90,000	Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	90,113
100,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	94,875
300,000	Southern Copper Corp., Note, 6.750%, 04/16/2040	269,407
	TOTAL	454,395
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Paper—0.0%
$150,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	$0
		Capital Goods - Aerospace & Defense—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	141,185
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	182,121
90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	66,375
		TOTAL	389,681
		Capital Goods - Building Materials—0.1%
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	181,994
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	258,276
		TOTAL	440,270
		Capital Goods - Diversified Manufacturing—0.1%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	98,042
200,000	[4,5]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	199,570
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	111,685
		TOTAL	409,297
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	121,743
		Communications - Cable & Satellite—0.1%
200,000	[4,5]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	203,423
300,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	288,213
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,173
		TOTAL	514,809
		Communications - Media & Entertainment—0.1%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	107,314
310,000	[4,5]	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	308,449
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	71,639
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	190,885
		TOTAL	678,287
		Communications - Telecom Wirelines—0.0%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	15,487
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	209,994
		TOTAL	225,481
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	67,690
200,000		General Motors Financial, Sr. Unsecd. Note, 3.100%, 01/15/2019	200,300
200,000		Magna International, Inc., 3.625%, 6/15/2024	196,677
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	$50,579
		TOTAL	515,246
		Consumer Cyclical - Retailers—0.2%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	102,986
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	292,801
131,370	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	141,600
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	108,865
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	279,795
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	51,700
		TOTAL	977,747
		Consumer Non-Cyclical - Food/Beverage—0.2%
500,000	[4,5]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.950%, 7/15/2025	511,505
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	121,630
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	146,567
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	72,357
		TOTAL	852,059
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
300,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	298,447
450,000		Eli Lilly & Co., 3.700%, 3/01/2045	422,420
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	90,851
		TOTAL	811,718
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,513
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	62,790
400,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	449,643
		TOTAL	541,946
		Energy - Independent—0.1%
100,000		Apache Corp., 4.250%, 1/15/2044	90,272
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	202,108
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,859
		TOTAL	320,239
		Energy - Integrated—0.1%
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	147,348
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	96,816
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,710
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	95,125
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$147,705
	TOTAL	530,704
	Energy - Midstream—0.2%
325,000	Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 3/15/2025	279,179
350,000	Energy Transfer Partners , Sr. Unsecd. Note, 5.150%, 3/15/2045	265,882
100,000	Kinder Morgan, Inc., 5.05%, 2/15/2046	71,832
100,000	Williams Partners LP, 4.9%, 1/15/2045	69,711
300,000	Williams Partners LP, 5.1%, 9/15/2045	217,117
	TOTAL	903,721
	Energy - Oil Field Services—0.0%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	95,241
100,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	63,250
	TOTAL	158,491
	Energy - Refining—0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	225,032
25,000	Valero Energy Corp., 9.375%, 03/15/2019	30,124
100,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	108,691
	TOTAL	363,847
	Financial Institution - Banking—0.9%
340,000	Associated Banc-Corp., Sub., 4.250%, 1/15/2025	342,203
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/01/2044	106,407
355,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	351,835
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	298,370
180,000	Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	179,806
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	247,685
100,000	Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	105,295
150,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	150,663
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	232,936
330,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	331,536
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	398,286
5,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,741
50,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	60,253
100,000	J.P. Morgan Chase & Co., 6.750%, 1/29/2049	108,475
50,000	J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,675
300,000	Morgan Stanley, Sr. Unsecd. Note, 1.462%, 1/27/2020	301,556
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	$126,381
60,000,000		Rabobank Nederland NV, Utrecht, 1.850%, Series EMTN, 4/12/2017	497,968
162,039	[3,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	83,197
135,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	137,797
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	45,364
		TOTAL	4,161,429
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	142,156
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	111,621
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	239,371
70,000	[4,5]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	70,890
		TOTAL	564,038
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	39,454
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	55,877
		Financial Institution - Insurance - Life—0.5%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	123,242
100,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	117,148
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	362,087
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,825
330,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/01/2045	311,332
100,000	[4,5]	Principal Life Global Funding II, Series 144A, 2.200%, 4/08/2020	99,274
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	202,047
750,000	[4]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	991,085
		TOTAL	2,222,040
		Financial Institution - Insurance - P&C—0.1%
160,000		ACE INA Holdings, Inc., 3.350%, 5/03/2026	159,785
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	75,888
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	51,028
300,000	[4,5]	Liberty Mutual Group., Inc, Sr. Unsecd. Note, Series 144A, 6.500%, 3/15/2035	356,822
30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	45,666
		TOTAL	689,189
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—0.1%
$220,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	$219,870
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	292,599
		TOTAL	512,469
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	104,945
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	296,892
		Financial Institution - REIT - Other—0.1%
40,000		Liberty Property LP, 6.625%, 10/01/2017	43,160
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	101,720
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	162,539
		TOTAL	307,419
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	42,537
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	29,929
		TOTAL	72,466
		Financial Institution - REITs—0.0%
200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	193,560
		Foreign-Local-Government—0.1%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	63,910
255,000	[4,5]	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 06/21/2019	193,993
		TOTAL	257,903
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	153,938
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	108,334
		TOTAL	262,272
		Sovereign—0.1%
30,000,000		KfW, 2.050%, 02/16/2026	289,061
		Technology—0.4%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	296,767
250,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 2/09/2045	215,561
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	49,673
270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	277,255
210,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	218,074
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	$96,807
150,000	[4,5]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	151,355
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	287,242
380,000	[4,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	365,645
		TOTAL	1,958,379
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	129,207
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	58,238
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	120,935
		TOTAL	308,380
		Transportation - Services—0.1%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	81,102
62,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,636
100,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	98,845
335,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	327,887
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,098
		TOTAL	670,568
		Utility - Electric—0.3%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	130,361
300,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.500%, 12/01/2045	304,842
19,199	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	19,760
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	295,321
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	198,192
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	394,190
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	75,306
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	45,737
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	127,441
		TOTAL	1,591,150
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	201,113
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	$302,091
	TOTAL	503,204
	TOTAL CORPORATE BONDS (IDENTIFIED COST $25,829,109)	25,141,830
	MORTGAGE-BACKED SECURITIES—0.1%
2,834	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	3,280
2,067	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	2,450
4,105	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	4,711
2,942	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	3,375
1,290	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,483
3,856	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,409
6,859	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	7,158
1,004	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	1,053
4,288	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	4,995
3,214	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	3,682
11,249	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	12,737
5,963	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	6,169
6,902	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	7,141
7,337	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	8,354
13,134	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	14,652
10,057	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	10,491
1,214	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,443
530	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	619
4,766	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	5,556
2,183	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	2,338
482	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	545
11,387	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	12,979
4,781	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	5,449
4,784	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	5,405
8,683	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	9,614
10,367	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	12,140
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$5,389		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	$6,325
12,901		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	14,995
19,810		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	23,067
572		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	643
2,352		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,792
2,209		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	2,510
385		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	457
213		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	246
5,622		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,558
4,557		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	5,250
659		Government National Mortgage Association Pool 780339, 8.000%,30 Year, 12/15/2023	755
6,260		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	7,288
4,756		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	5,470
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $203,703)	228,584
		FOREIGN GOVERNMENTS/AGENCIES—6.3%
		Sovereign—6.3%
280,000	[4,5]	Belgium Kingdom 3.75% Series 46, 9/28/2015, 0.8%, Series 74, 6/22/2025	296,272
500,000		Belgium, Government of, Series 68, 2.250%, 06/22/2023	600,807
1,235,000		Bonos Y Oblig Del Estado, 2.750%, 04/30/2019	1,416,142
1,360,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,594,867
400,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	487,872
600,000		Bundesrepublic Deutschland, Unsecd. Note, 1.00%, 8/15/2024	671,448
650,000		Buoni Poliennali Del Tes, 2.15%, 12/15/2021	743,345
200,000		Buoni Poliennali Del Tes, 2.50%, 5/01/2019	227,959
1,000,000		Buoni Poliennali Del Tes, 3.750%, 05/01/2021	1,232,794
220,000		Buoni Poliennali Del Tes, 4.250%, 03/01/2020	270,974
2,200,000		Buoni Poliennali Del Tes, 4.500%, 05/01/2023	2,895,986
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$58,000	[4,5]	Buoni Poliennali Del Tes, Unsecd. Note, 3.25%, 9/01/2046	$70,203
200,000		Canada, Government of, Bond, 3.250%, 06/01/2021	167,454
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	304,898
536,000		France, Government of, 0.50%, 05/25/2025	555,405
1,500,000		France, Government of, 3.250%, 10/25/2021	1,878,239
400,000		France, Government of, Bond, 4.500%, 04/25/2041	663,580
2,000,000		Germany, Government of, 1.75%, 2/15/2024	2,375,418
170,000,000		Japan, Government of, Series 65, 1.900%, 12/20/2023	1,570,946
120,000,000		Japan, Government of, Series 87, 2.200%, 03/20/2026	1,157,488
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.10%, 12/20/2029	2,405,832
320,000,000		Japan-313(10 Year Issue), Series 313, 1.30%, 3/20/2021	2,770,976
850,000	[4,5]	Netherlands, Government of, 1.750%, 07/15/2023	995,741
240,000	[4,5]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	249,687
3,950,000		Sweden, Government of, Series 1058, 2.50%, 5/12/2025	524,584
1,410,000		United Kingdom, Government of, 1.750%, 09/07/2022	2,156,622
180,000		United Kingdom, Government of, 3.250%, 01/22/2044	310,014
670,000		United Kingdom, Government, 2.75%, 9/07/2024	1,092,084
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	36,975
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $31,565,774)	29,724,612
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	102,903
		U.S. TREASURY—1.1%
1,016,130		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,008,126
2,755,000		United States Treasury Note, 1.375%, 10/31/2020	2,718,159
1,650,000		United States Treasury Note, 2.250%, 11/15/2025	1,655,156
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,351,325)	5,381,441
		EXCHANGE-TRADED FUND—6.0%
683,708		iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $33,518,465)	28,285,000
		INVESTMENT COMPANIES—20.2%[6]
1,324,502		Emerging Markets Fixed Income Core Fund	45,557,365
334,858		Federated Bank Loan Core Fund	3,288,309
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued[6]
$1,919,615	Federated Mortgage Core Portfolio	$18,984,988
1,526,203	Federated Project and Trade Finance Core Fund	14,269,998
2,220,152	High Yield Bond Portfolio	13,298,709
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $99,789,893)	95,399,369
	TOTAL INVESTMENTS—93.7% (IDENTIFIED COST $435,804,604)[7]	442,797,951
	OTHER ASSETS AND LIABILITIES - NET—6.3%[8]	29,746,191
	TOTAL NET ASSETS—100%	$472,544,142
At November 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Short Futures	86	$8,535,696	December 2015	$21,158
[1]Australia 10-Year Bond Short Futures	1	$91,733	December 2015	$141
1DJIA Mini E-CBOT Short Futures	52	$4,605,640	December 2015	$11,385
[1]Euro BTP Short Futures	23	$3,424,933	December 2015	$(41,071)
[1]Euro STOXX 50 Short Futures	48	$1,777,539	December 2015	$(10,777)
1FTSE 100 Index Short Futures	326	$31,190,029	December 2015	$(430,832)
1FTSE/MIB Index Short Futures	78	$9,352,810	December 2015	$(76,415)
1KOSPI2 Index Short Futures	183	$19,346,121	December 2015	$50,512
[1]Long GILT Short Futures	53	$9,397,591	March 2016	$(55,207)
1MSCI Singapore IX ETS Short Futures	418	$9,447,265	December 2015	$232,054
[1]Mini MSCI Emerging Market Short Futures	122	$5,002,000	December 2015	$(19,496)
1OMXS 30 Index Short Futures	604	$10,661,308	December 2015	$(163,488)
1S&P 500 E-Mini Short Futures	111	$11,542,890	December 2015	$54,751
1SGX Nifty 50 Short Futures	489	$7,803,951	December 2015	$(30,984)
1SPI 200 Short Futures	227	$21,284,179	December 2015	$(56,065)
[1]United States Treasury Notes 10-Year Short Futures	236	$29,839,250	March 2016	$(73,481)
1BIST 30 Long Futures	1,039	$3,338,210	December 2015	$(29,191)
1CAC 40 10 Euro Long Futures	111	$5,812,249	December 2015	$33,031
[1]Canada 10-Year Bond Long Futures	158	$16,424,097	March 2016	$35,129
1DAX Index Long Futures	43	$12,923,597	December 2015	$108,354
[1]Euro BUND Long Futures	56	$9,366,694	December 2015	$(8,431)
1FTSE JSE Top 40 Long Futures	812	$26,110,833	December 2015	$(123,379)
[1]Hang Seng Index Long Futures	34	$4,803,707	December 2015	$(32,187)
Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1IBEX 35 Index Long Futures	53	$5,809,479	December 2015	$50,888
[1]Japan 10-Year Bond Long Futures	3	$3,619,740	December 2015	$3,161
1MSCI Taiwan Index Long Futures	65	$1,989,000	December 2015	$(45,035)
1NIKKEI 225 Long Futures	29	$4,652,721	December 2015	$(35,869)
[1]Russell 2000 Mini Long Futures	14	$1,674,260	December 2015	$74,713
1S&P 500 E-Mini Long Futures	546	$56,778,540	December 2015	$1,070,613
1S&P/TSX 60 Index Long Futures	169	$20,027,661	December 2015	$524,637
[1]Swiss Market Index Long Futures	148	$12,956,563	December 2015	$472,277
1TOPIX Index Long Futures	110	$14,136,474	December 2015	$100,764
[1]United States Treasury Notes 2-Year Long Futures	38	$8,266,781	March 2016	$(2,464)
[1]United States Ultra Bond Long Futures	25	$3,960,938	March 2016	$44,277
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,653,473
At November 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
Contracts Purchased:
12/01/2015	JPMorgan Chase	1,600,000 AUD	$1,131,382	$25,738
12/01/2015	JPMorgan Chase	1,984,680 CAD	2,300,000 NZD	$(27,824)
12/01/2015	JPMorgan Chase	732,242 CAD	$550,000	$(1,689)
12/01/2015	JPMorgan Chase	733,028 CAD	$550,000	$(1,100)
12/01/2015	JPMorgan Chase	737,802 CAD	$550,000	$2,475
12/01/2015	JPMorgan Chase	755,632 CAD	$564,650	$1,176
12/01/2015	JPMorgan Chase	350,000 EUR	$394,064	$(24,271)
12/01/2015	JPMorgan Chase	1,000,000 EUR	$1,123,039	$(66,489)
12/01/2015	JPMorgan Chase	1,000,000 EUR	$1,127,545	$(70,995)
12/01/2015	Goldman Sachs	1,650,000 EUR	$1,822,805	$(79,497)
12/01/2015	Bank of America, N.A.	980,000 GBP	12,392,786 SEK	$55,079
12/01/2015	JPMorgan Chase	927,000 GBP	$1,411,780	$(15,627)
12/01/2015	Goldman Sachs	264,055,440 JPY	$2,200,000	$(54,952)
12/03/2015	JPMorgan Chase	5,401,000 AUD	$3,898,939	$6,841
12/03/2015	JPMorgan Chase	14,661,000 CAD	$11,012,849	$(34,645)
12/03/2015	JPMorgan Chase	2,213,000 CHF	$2,170,904	$(19,887)
12/03/2015	JPMorgan Chase	12,054,000 EUR	$12,814,683	$(78,861)
12/03/2015	JPMorgan Chase	240,500 GBP	$365,909	$(3,695)
12/03/2015	JPMorgan Chase	410,003,000 JPY	$3,331,120	$(447)
12/03/2015	JPMorgan Chase	217,162,000 MXN	$13,114,007	$(15,693)
12/03/2015	JPMorgan Chase	58,491,500 NOK	$6,771,825	$(41,485)
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
12/03/2015	JPMorgan Chase	7,436,000 NZD	$4,850,779	$43,616
12/03/2015	JPMorgan Chase	46,934,000 SEK	$5,409,294	$(27,983)
12/03/2015	JPMorgan Chase	7,258,000 SGD	$5,128,836	$16,498
12/03/2015	JPMorgan Chase	37,309,000 TRY	$13,080,505	$(281,427)
12/09/2015	JPMorgan Chase	257,500 AUD	$185,053	$1,097
12/09/2015	JPMorgan Chase	17,913,000 CAD	$13,408,996	$3,973
12/09/2015	JPMorgan Chase	4,988,500 CHF	$4,894,950	$(45,202)
12/09/2015	JPMorgan Chase	12,604,000 EUR	$13,348,388	$(30,376)
12/09/2015	JPMorgan Chase	3,714,000 GBP	$5,639,029	$(45,638)
12/09/2015	JPMorgan Chase	219,474,000 JPY	$1,784,800	$(1,821)
12/09/2015	JPMorgan Chase	222,070,000 MXN	$13,372,217	$16,624
12/09/2015	JPMorgan Chase	26,339,000 NOK	$3,026,189	$4,160
12/09/2015	JPMorgan Chase	1,330,000 NZD	$868,325	$6,708
12/09/2015	JPMorgan Chase	45,078,000 SEK	$5,166,479	$2,501
12/09/2015	JPMorgan Chase	10,628,000 SGD	$7,516,425	$16,409
12/09/2015	JPMorgan Chase	19,057,500 TRY	$6,486,706	$39,565
12/15/2015	JPMorgan Chase	2,060,037 AUD	1,400,000 EUR	$9,118
12/15/2015	JPMorgan Chase	2,000,000 CAD	189,431,060 JPY	$(41,779)
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,872,165	$(64,837)
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,879,463	$(72,134)
12/15/2015	JPMorgan Chase	71,915,802 JPY	$600,000	$(15,597)
12/15/2015	JPMorgan Chase	180,058,200 JPY	$1,500,000	$(36,809)
12/15/2015	JPMorgan Chase	198,379,280 JPY	$1,600,000	$12,072
12/16/2015	JPMorgan Chase	13,034,000 CAD	$9,747,005	$12,722
12/16/2015	JPMorgan Chase	2,929,500 CHF	$2,845,316	$4,604
12/16/2015	JPMorgan Chase	5,846,500 GBP	$8,791,115	$14,418
12/30/2015	JPMorgan Chase	1,937,052 DKK	260,000 EUR	$(277)
02/02/2016	State Street Bank	2,000,000 GBP	$3,006,320	$6,398
Contracts Sold:
12/01/2015	JPMorgan Chase	1,600,000 AUD	$1,168,799	$11,678
12/01/2015	JPMorgan Chase	1,977,741 CAD	2,300,000 NZD	$33,020
12/01/2015	JPMorgan Chase	147,617 CAD	$110,000	$(537)
12/01/2015	JPMorgan Chase	147,617 CAD	$110,000	$(537)
12/01/2015	JPMorgan Chase	147,617 CAD	$110,000	$(537)
12/01/2015	JPMorgan Chase	151,549 CAD	$112,930	$(551)
12/01/2015	JPMorgan Chase	590,850 CAD	$440,000	$(2,435)
12/01/2015	JPMorgan Chase	590,850 CAD	$440,000	$(2,435)
12/01/2015	JPMorgan Chase	590,850 CAD	$440,000	$(2,435)
12/01/2015	JPMorgan Chase	606,588 CAD	$451,720	$(2,500)
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
12/01/2015	JPMorgan Chase	2,000,000 EUR	$2,233,760	$120,661
12/01/2015	Goldman Sachs	2,000,000 EUR	$2,272,126	$159,027
12/01/2015	Bank of America, N.A.	980,000 GBP	12,214,230 SEK	$(75,552)
12/01/2015	JPMorgan Chase	927,000 GBP	$1,409,189	$13,035
12/01/2015	Goldman Sachs	130,615,815 JPY	$1,093,439	$32,385
12/01/2015	Goldman Sachs	132,183,205 JPY	$1,106,561	$32,773
12/03/2015	JPMorgan Chase	5,401,000 AUD	$3,837,286	$(68,494)
12/03/2015	JPMorgan Chase	14,661,000 CAD	$10,974,908	$(3,296)
12/03/2015	JPMorgan Chase	2,213,000 CHF	$2,201,077	$50,060
12/03/2015	JPMorgan Chase	12,054,000 EUR	$12,934,357	$198,534
12/03/2015	JPMorgan Chase	240,500 GBP	$365,171	$2,957
12/03/2015	JPMorgan Chase	410,003,000 JPY	$3,334,066	$3,393
12/03/2015	JPMorgan Chase	96,491,000 MXN	$5,759,410	$(60,528)
12/03/2015	JPMorgan Chase	120,671,000 MXN	$7,218,774	$(59,602)
12/03/2015	JPMorgan Chase	58,491,500 NOK	$6,738,382	$8,042
12/03/2015	JPMorgan Chase	7,436,000 NZD	$4,811,232	$(83,163)
12/03/2015	JPMorgan Chase	46,934,000 SEK	$5,378,468	$(2,843)
12/03/2015	JPMorgan Chase	7,258,000 SGD	$5,100,521	$(44,813)
12/03/2015	JPMorgan Chase	37,309,000 TRY	$12,896,689	$97,612
12/09/2015	JPMorgan Chase	257,500 AUD	$185,824	$(325)
12/09/2015	JPMorgan Chase	17,913,000 CAD	$13,395,684	$(17,285)
12/09/2015	JPMorgan Chase	4,988,500 CHF	$4,843,933	$(5,816)
12/09/2015	JPMorgan Chase	12,604,000 EUR	$13,400,478	$82,465
12/09/2015	JPMorgan Chase	3,714,000 GBP	$5,584,766	$(8,625)
12/09/2015	JPMorgan Chase	219,474,000 JPY	$1,787,292	$4,313
12/09/2015	JPMorgan Chase	222,070,000 MXN	$13,403,627	$14,786
12/09/2015	JPMorgan Chase	26,339,000 NOK	$3,048,893	$18,544
12/09/2015	JPMorgan Chase	1,330,000 NZD	$867,225	$(7,809)
12/09/2015	JPMorgan Chase	45,078,000 SEK	$5,157,114	$(11,866)
12/09/2015	JPMorgan Chase	10,628,000 SGD	$7,507,272	$(25,562)
12/09/2015	JPMorgan Chase	19,057,500 TRY	$6,669,606	$143,336
12/15/2015	JPMorgan Chase	1,058,033 AUD	700,000 EUR	$(24,805)
12/15/2015	JPMorgan Chase	1,118,894 AUD	700,000 EUR	$(68,789)
12/15/2015	JPMorgan Chase	2,000,000 CAD	188,814,400 JPY	$36,768
12/15/2015	JPMorgan Chase	4,000,000 EUR	$4,486,008	$258,431
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,869,810	$62,481
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,892,078	$84,749
12/15/2015	JPMorgan Chase	72,120,828 JPY	$600,000	$13,931
12/15/2015	JPMorgan Chase	180,562,845 JPY	$1,500,000	$32,708
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
12/16/2015	JPMorgan Chase	6,807,500 AUD	$4,890,292	$(29,176)
12/16/2015	JPMorgan Chase	11,918,000 EUR	$12,623,400	$26,850
12/16/2015	JPMorgan Chase	353,375,000 JPY	$2,878,095	$6,357
12/16/2015	JPMorgan Chase	66,326,500 MXN	$3,991,684	$(5,360)
12/16/2015	JPMorgan Chase	30,960,500 NOK	$3,556,637	$(5,139)
12/16/2015	JPMorgan Chase	6,478,500 NZD	$4,227,482	$(32,900)
12/16/2015	JPMorgan Chase	48,243,000 SEK	$5,519,391	$(14,368)
12/16/2015	JPMorgan Chase	17,837,000 SGD	$12,611,064	$(28,489)
12/16/2015	JPMorgan Chase	32,830,500 TRY	$11,150,547	$(69,954)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(116,875)
Net Unrealized Appreciation/ (Depreciation) on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $8,386,572, which represented 1.8% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $7,312,290, which represented 1.5% of total net assets.
6	Affiliated holdings.
7	The cost of investments for federal tax purposes amounts to $436,819,279.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$134,860,142	$—	$—	$134,860,142
International	16,389,830	105,465,025[1]	—	121,854,855
Debt Securities:
Asset-Backed Securities	—	596,477	—	596,477
Collateralized Mortgage Obligations	—	1,222,738	—	1,222,738
Corporate Bonds	—	25,058,633	83,197	25,141,830
Foreign Governments/Agencies	—	29,724,612	—	29,724,612
Mortgage-Backed Securities	—	228,584	—	228,584
Municipal	—	102,903	—	102,903
U.S. Treasury	—	5,381,441	—	5,381,441
Exchange-Traded Funds	28,285,000	—	—	28,285,000
Investment Companies[2]	—	95,399,369[3]	—	95,399,369
TOTAL SECURITIES	$179,534,972	$263,179,782	$83,197	$442,797,951
Other Financial Instruments:[4]
Assets	$2,887,845	$1,850,688	$—	$4,738,533
Liabilities	(1,234,372)	(1,967,563)	—	(3,201,935)
TOTAL OTHER FINANCIAL INSTRUMENTS[4]	$1,653,473	$(116,875)	$—	$1,536,598
1	Includes $75,817,887 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the investments at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Includes $68,867,887 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and foreign exchange contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
MBIA	—National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.29	$21.47	$18.68	$16.98	$16.87
Income From Investment Operations:
Net investment income	0.27[1]	0.18[1]	0.17[1]	0.18[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.80)	1.10	3.07	1.74	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.53)	1.28	3.24	1.92	0.28
Less Distributions:
Distributions from net investment income	(0.17)	(0.12)	(0.16)	(0.22)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(1.89)	(2.46)	(0.45)	(0.22)	(0.17)
Redemption Fees	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.87	$20.29	$21.47	$18.68	$16.98
Total Return[3]	(2.80)%	6.53%	17.73%	11.38%	1.62%
Ratios to Average Net Assets:
Net expenses	1.16%	1.14%	1.17%	1.22%	1.25%[4]
Net investment income	1.45%	0.93%	0.88%	1.01%	1.14%
Expense waiver/reimbursement[5]	0.13%	0.10%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,183	$196,067	$193,678	$185,414	$178,971
Portfolio turnover	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.25% for the year ended November 30, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.86	$21.17	$18.46	$16.78	$16.69
Income From Investment Operations:
Net investment income	0.12[1]	0.02[1]	0.01[1]	0.03[1]	0.06[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.78)	1.07	3.04	1.72	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.66)	1.09	3.05	1.75	0.14
Less Distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.05)	(0.07)	(0.05)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(1.77)	(2.40)	(0.34)	(0.07)	(0.05)
Redemption Fees	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.43	$19.86	$21.17	$18.46	$16.78
Total Return[3]	(3.59)%	5.67%	16.82%	10.39%	0.80%
Ratios to Average Net Assets:
Net expenses	1.97%	1.95%	1.99%	2.05%	2.05%[4]
Net investment income	0.64%	0.12%	0.06%	0.19%	0.33%
Expense waiver/reimbursement[5]	0.12%	0.10%	0.10%	0.07%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,384	$26,163	$30,675	$28,853	$30,424
Portfolio turnover	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.05% for the year ended November 30, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.80	$21.11	$18.40	$16.72	$16.62
Income From Investment Operations:
Net investment income	0.13[1]	0.03[1]	0.02[1]	0.04[1]	0.06[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.78)	1.07	3.03	1.71	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	1.10	3.05	1.75	0.15
Less Distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.05)	(0.07)	(0.05)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(1.78)	(2.41)	(0.34)	(0.07)	(0.05)
Redemption Fees	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.37	$19.80	$21.11	$18.40	$16.72
Total Return[3]	(3.55)%	5.70%	16.89%	10.51%	0.90%
Ratios to Average Net Assets:
Net expenses	1.91%	1.89%	1.95%	1.98%	2.02%[4]
Net investment income	0.70%	0.17%	0.10%	0.24%	0.36%
Expense waiver/reimbursement[5]	0.15%	0.13%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,640	$81,703	$71,450	$60,315	$52,187
Portfolio turnover	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.02% for the year ended November 30, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.16	$21.40	$18.62	$16.92	$16.81
Income From Investment Operations:
Net investment income	0.19[1]	0.10[1]	0.09[1]	0.11[1]	0.12[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.80)	1.08	3.07	1.73	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.61)	1.18	3.16	1.84	0.21
Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.09)	(0.14)	(0.10)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(1.81)	(2.42)	(0.38)	(0.14)	(0.10)
Redemption Fees	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.74	$20.16	$21.40	$18.62	$16.92
Total Return[3]	(3.26)%	6.06%	17.29%	10.90%	1.23%
Ratios to Average Net Assets:
Net expenses	1.59%	1.57%	1.57%	1.65%	1.68%[4]
Net investment income	1.02%	0.50%	0.48%	0.58%	0.71%
Expense waiver/reimbursement[5]	0.14%	0.09%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,229	$67,588	$67,769	$62,627	$54,878
Portfolio turnover	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.68% for the year ended November 30, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.40	$21.54	$18.74	$17.04	$16.91
Income From Investment Operations:
Net investment income	0.32[1]	0.24[1]	0.23[1]	0.24[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.80)	1.10	3.08	1.74	0.10
TOTAL FROM INVESTMENT OPERATIONS	(0.48)	1.34	3.31	1.98	0.34
Less Distributions:
Distributions from net investment income	(0.22)	(0.14)	(0.22)	(0.28)	(0.21)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(1.94)	(2.48)	(0.51)	(0.28)	(0.21)
Redemption Fees	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.98	$20.40	$21.54	$18.74	$17.04
Total Return[3]	(2.51)%	6.85%	18.07%	11.69%	1.99%
Ratios to Average Net Assets:
Net expenses	0.87%	0.85%	0.89%	0.94%	0.95%[4]
Net investment income	1.74%	1.21%	1.16%	1.29%	1.40%
Expense waiver/reimbursement[5]	0.14%	0.12%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,108	$62,451	$48,353	$35,929	$33,979
Portfolio turnover	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.95% for the year ended November 30, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2015
Assets:
Total investment in securities, at value including $95,399,369 of investment in affiliated holdings (Note 5) (identified cost $435,804,604)		$442,797,951
Cash		13,087,533
Cash denominated in foreign currencies (identified cost $325,233)		311,065
Restricted cash (Note 2)		17,461,141
Income receivable		1,142,820
Receivable for shares sold		757,946
Unrealized appreciation on foreign exchange contracts		1,850,688
TOTAL ASSETS		477,409,144
Liabilities:
Payable for investments purchased	$239,074
Payable for shares redeemed	516,354
Unrealized depreciation on foreign exchange contracts	1,967,563
Payable for daily variation margin on futures	1,763,313
Payable to adviser (Note 5)	7,572
Payable for transfer agent fee	105,352
Payable for auditing fees	31,180
Payable for distribution services fee (Note 5)	92,646
Payable for other service fees (Notes 2 and 5)	59,288
Payable for share registration costs	31,512
Accrued expenses (Note 5)	51,148
TOTAL LIABILITIES		4,865,002
Net assets for 26,602,745 shares outstanding		$472,544,142
Net Assets Consist of:
Paid-in capital		$467,845,085
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		8,519,820
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(5,124,361)
Undistributed net investment income		1,303,598
TOTAL NET ASSETS		$472,544,142
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($187,183,329 ÷ 10,474,681 shares outstanding), no par value, unlimited shares authorized	$17.87
Offering price per share (100/94.50 of $17.87)	$18.91
Redemption proceeds per share	$17.87
Class B Shares:
Net asset value per share ($21,384,086 ÷ 1,227,031 shares outstanding), no par value, unlimited shares authorized	$17.43
Offering price per share	$17.43
Redemption proceeds per share (94.50/100 of $17.43)	$16.47
Class C Shares:
Net asset value per share ($89,639,802 ÷ 5,159,283 shares outstanding), no par value, unlimited shares authorized	$17.37
Offering price per share	$17.37
Redemption proceeds per share (99.00/100 of $17.37)	$17.20
Class R Shares:
Net asset value per share ($59,228,598 ÷ 3,338,132 shares outstanding), no par value, unlimited shares authorized	$17.74
Offering price per share	$17.74
Redemption proceeds per share	$17.74
Institutional Shares:
Net asset value per share ($115,108,327 ÷ 6,403,618 shares outstanding), no par value, unlimited shares authorized	$17.98
Offering price per share	$17.98
Redemption proceeds per share	$17.98
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2015
Investment Income:
Dividends (including $2,030,620 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $326,837)			$8,499,399
Investment income allocated from affiliated partnership (Note 5)			2,128,788
Interest			1,203,029
TOTAL INCOME			11,831,216
Expenses:
Investment adviser fee (Note 5)		$3,069,354
Administrative fee (Note 5)		354,658
Custodian fees		173,202
Transfer agent fee (Note 2)		790,440
Directors'/Trustees' fees (Note 5)		9,998
Auditing fees		32,480
Legal fees		8,954
Portfolio accounting fees		169,360
Distribution services fee (Note 5)		1,139,942
Other service fees (Notes 2 and 5)		755,235
Share registration costs		94,394
Printing and postage		39,179
Miscellaneous (Note 5)		74,238
EXPENSES BEFORE ALLOCATION		6,711,434
Expenses allocated from affiliated partnership (Note 2)		24,018
TOTAL EXPENSES		6,735,452
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(449,199)
Waiver of other operating expenses (Note 2)	(161,929)
TOTAL WAIVERS AND REIMBURSEMENT		(611,128)
Net expenses			6,124,324
Net investment income			5,706,892
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(1,323,358) on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions	$9,233,178
Net realized loss on futures contracts	(4,797,087)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(2,876,851)
Realized gain distribution from affiliated investment company shares (Note 5)	85,779
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(19,428,157)
Net change in unrealized appreciation of futures contracts	(2,928,334)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(20,711,472)
Change in net assets resulting from operations	$(15,004,580)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,706,892	$2,985,480
Net realized gain on investments including allocation from affiliated partnerships, futures contracts, written options and foreign currency transactions	1,645,019	39,378,019
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(22,356,491)	(16,551,533)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(15,004,580)	25,811,966
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,712,110)	(1,122,430)
Class B Shares	(59,916)	(95,208)
Class C Shares	(245,024)	(239,144)
Class R Shares	(294,064)	(265,178)
Institutional Shares	(930,301)	(394,367)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(16,482,726)	(21,054,666)
Class B Shares	(2,242,453)	(3,369,971)
Class C Shares	(7,164,821)	(7,922,335)
Class R Shares	(5,737,474)	(7,365,552)
Institutional Shares	(5,179,616)	(5,424,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,048,505)	(47,253,377)
Share Transactions:
Proceeds from sale of shares	173,670,988	90,680,055
Net asset value of shares issued to shareholders in payment of distributions declared	37,916,243	44,798,299
Cost of shares redeemed	(117,963,371)	(92,043,932)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	93,623,860	43,434,422
Redemption Fees	—	55,498
Change in net assets	38,570,775	22,048,509
Net Assets:
Beginning of period	433,973,367	411,924,858
End of period (including undistributed net investment income of $1,303,598 and $421,047, respectively)	$472,544,142	$433,973,367
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2015
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
Annual Shareholder Report

established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended November 30, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$281,385	$(50,012)
Class B Shares	47,256	(4,927)
Class C Shares	148,263	(47,854)
Class R Shares	213,560	(23,512)
Institutional Shares	99,976	(35,624)
TOTAL	$790,440	$(161,929)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$481,543
Class B Shares	59,307
Class C Shares	214,385
TOTAL	$755,235
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,476,813,786 and $13,138,098,203, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Annual Shareholder Report

Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,402,532 and $2,542,008, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on
Annual Shareholder Report

securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2015, the Fund had no outstanding written option contracts.
The average notional amount of purchased put options held by the Fund throughout the period was $1,193. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$157,264	$83,197
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$991,085
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$—	Payable for daily variation margin on futures	$97,946*
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Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Payable for variation margin on futures	$(1,751,419)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,850,688	Unrealized depreciation on foreign exchange contracts	$1,967,563
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,850,688		$314,090
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$85,926	$—	$—	$85,926
Foreign exchange contracts	—	3,947,130	(97,988)	3,849,142
Equity contracts	(4,883,013)	—	—	(4,883,013)
TOTAL	$(4,797,087)	$3,947,130	$(97,988)	$(947,945)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Interest rate contracts	$(20,363)	$—	$(20,363)
Foreign exchange contracts	—	(628,115)	(628,115)
Equity contracts	(2,907,971)	—	(2,907,971)
TOTAL	$(2,928,334)	$(628,115)	$(3,556,449)
Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2015, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,850,688	$(2,603,697)	$—	$(213,009)
TOTAL	$1,850,688	$(2,603,697)	$—	$(213,009)

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,967,563	$(2,603,697)	$—	$(96,134)
TOTAL	$1,967,563	$(2,603,697)	$—	$(96,134)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,138,430	$39,609,988	1,271,707	$24,983,624
Shares issued to shareholders in payment of distributions declared	931,229	17,079,639	1,077,269	20,848,247
Shares redeemed	(2,257,896)	(41,553,323)	(1,704,879)	(33,509,425)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	811,763	$15,136,304	644,097	$12,322,446
Annual Shareholder Report

Year Ended November 30	2015		2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	166,063	$3,010,179	144,477	$2,789,113
Shares issued to shareholders in payment of distributions declared	121,434	2,179,856	172,063	3,273,298
Shares redeemed	(377,949)	(6,851,605)	(447,961)	(8,651,857)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(90,452)	$(1,661,570)	(131,421)	$(2,589,446)

Year Ended November 30	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,094,560	$37,590,508	1,353,586	$26,117,531
Shares issued to shareholders in payment of distributions declared	386,550	6,915,927	409,657	7,768,862
Shares redeemed	(1,447,890)	(25,984,851)	(1,022,069)	(19,706,161)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,033,220	$18,521,584	741,174	$14,180,232

Year Ended November 30	2015		2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	807,794	$14,882,182	859,978	$16,854,161
Shares issued to shareholders in payment of distributions declared	327,830	5,976,139	395,870	7,623,369
Shares redeemed	(1,150,660)	(21,202,613)	(1,070,155)	(20,977,412)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(15,036)	$(344,292)	185,693	$3,500,118

Year Ended November 30	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,247,690	$78,578,131	1,009,592	$19,935,626
Shares issued to shareholders in payment of distributions declared	313,172	5,764,682	271,859	5,284,523
Shares redeemed	(1,219,122)	(22,370,979)	(463,970)	(9,199,077)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,341,740	$61,971,834	817,481	$16,021,072
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,081,235	$93,623,860	2,257,024	$43,434,422
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership income reclassifications, regulatory settlement proceeds, passive foreign investment company gains and losses, discount accretion/premium amortization on debt securities and short-term capital gain reclassifications.
Annual Shareholder Report

For the year ended November 30, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,106)	$(1,582,926)	$1,584,032
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$10,734,944	$18,488,219
Long-term capital gains	$29,313,561	$28,765,158
1	For tax purposes, short-term capital gain distributions are considered as ordinary income distributions.
As of November 30, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,576,458
Undistributed long-term capital gains	$156,650
Net unrealized appreciation	$6,362,994
Capital loss carryforwards	$(3,397,045)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for passive foreign investment company gains and losses, the deferral of losses on wash sales, partnership adjustments, non-taxable dividends, deflation deferrals on TIPS, defaulted bond interest and discount accretion/premium amortization on debt securities.
At November 30, 2015, the cost of investments for federal tax purposes was $436,819,279. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $5,978,672. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,992,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,013,880.
At November 30, 2015, the Fund had a capital loss carryforward of $3,397,045 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$3,397,045	NA	$3,397,045
The Fund used capital loss carryforwards of $1,976,851 to offset capital gains realized during the year ended November 30, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2015, the Adviser voluntarily waived $415,566 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2015, the Sub-Adviser earned a fee of $389,658.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$177,922
Class C Shares	643,155
Class R Shares	318,865
TOTAL	$1,139,942
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2015, FSC retained $217,539 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2015, FSC retained $36,046 in sales charges from the sale of Class A Shares. FSC also retained $35,965 relating to redemption of Class B Shares and $12,282 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended November 30, 2015, FSSC received $97,996 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
Annual Shareholder Report

Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2015, the Adviser reimbursed $33,633. Transactions involving the affiliated holdings during the year ended November 30, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	1,389,580	—	676,871	53,040,222	656,892	873,938	56,637,503
Purchases/Additions	680,365	637,277	2,183,204	201,289,761	869,311	3,064,269	208,724,187
Sales/ Reductions	(745,443)	(302,419)	(940,460)	(254,329,983)	—	(1,718,055)	(258,036,360)
Balance of Shares Held 11/30/2015	1,324,502	334,858	1,919,615	—	1,526,203	2,220,152	7,325,330
Value	$45,557,365	$3,288,309	$18,984,988	$—	$14,269,998	$13,298,709	$95,399,369
Dividend Income/ Allocated Investment Income	$2,128,788	$113,515	$520,107	$28,307	$487,033	$881,658	$4,159,408
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(2,876,851)	$—	$—	$—	$—	$85,779	$(2,791,072)
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2015, were as follows:
Purchases	$376,757,795
Sales	$288,743,198
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2015, there were no outstanding loans. During the year ended November 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2015, there were no outstanding loans. During the year ended November 30, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2015, the amount of long-term capital gains designated by the Fund was $29,313,561.
For the fiscal year ended November 30, 2015, 55.34% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2015, 16.83% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GLOBAL ALLOCATION FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Allocation Fund (the “Fund”), as of November 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Global Allocation Fund as of November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 25, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$955.00	$5.78
Class B Shares	$1,000	$951.10	$9.68
Class C Shares	$1,000	$951.20	$9.39
Class R Shares	$1,000	$952.50	$7.83
Institutional Shares	$1,000	$956.60	$4.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.97
Class B Shares	$1,000	$1,015.14	$10.00
Class C Shares	$1,000	$1,015.44	$9.70
Class R Shares	$1,000	$1,017.05	$8.09
Institutional Shares	$1,000	$1,020.66	$4.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class B Shares	1.98%
Class C Shares	1.92%
Class R Shares	1.60%
Institutional Shares	0.88%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: December 1956	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Director, Pennsylvania Bar Institute; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
Annual Shareholder Report

might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
G01454-01 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 7, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 7, 2016